Accounts receivable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable net

Accounts receivable, net consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$’000	HK$’000	US$’000
Accounts receivable	37,342	30,195	3,847
Allowance for doubtful accounts	-	-	-
Total accounts receivable, net	37,342	30,195	3,847

Accounts receivable, net consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Accounts receivable	31,486	37,342	4,807
Allowance for doubtful accounts	-	-	-
Total accounts receivable, net	31,486	37,342	4,807